LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2024
Investments, Debt and Equity Securities [Abstract]
SCHEDULE OF LONG-TERM INVESTMENTS

The Group’s long-term investments consist of the following:

	March 31, 2023	March 31, 2024
	RMB	RMB

Equity investments accounted for using the equity method
Beijing Gangjian Shoubao Cultural Media Center LLP (“Gangjian Shoubao”)	4,500	-
Weiche Information Technology Co., Ltd. (“Weiche”)	1,451	-
	5,951	-

Equity investments accounted for using the measurement alternative
Jincheng Consumer Finance (Sichuan) Co., Ltd. (“Jincheng”)	282,761	279,300

Total long-term investments	288,712	279,300